Document and Entity Information		12 Months Ended
	Dec. 20, 2019	Dec. 31, 2018
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 20, 2019
Entity Registrant Name	Osmotica Pharmaceuticals plc
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date		--12-31
Document Fiscal Year Focus		2018
Document Fiscal Period Focus		FY
Entity Central Index Key		0001739426
Amendment Flag		true
Amendment Description		The Company determined that a revision was required to correct misstatements associated with the tax treatment of certain intercompany transactions at the time of the business combination between Osmotica Holdings Limited and subsidiaries and Vertical/Trigen Holdings LLC, which occurred on February 3, 2016. Additionally, revisions were necessary to correct misstatements related to uncertain tax provisions and prepaid taxes and certain other previously identified immaterial misstatements.To correct this misstatement, the Company retrospectively adjusted its consolidated financial statements for the fiscal year ended December 31, 2016, which adjustments also resulted in further adjustments in its consolidated financial statements for the years ended December 31, 2018 and 2017.